Summary of significant accounting policies - Recent accounting pronouncements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2021	Jun. 29, 2021
Property, Plant and Equipment [Line Items]
Increase In Depreciation And Amortization Expenses	$ 10,900,000
Net Loss Due To Change In Estimates	$ 21,800,000
Basic Earnings Per Share Due To Change In Estimate	$ 0.32
Diluted Earnings Per Share Due To Change In Estimate	$ 0.65
Vessels And Equipment Useful Life Period [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		20 years	23 years	25 years